Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document And Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Aspira Women’s Health Inc.
Entity Central Index Key	0000926617
Amendment Flag	false
Document Period End Date	Dec. 31, 2023